Commitments and Contingencies (Details) - IPO [Member] - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended	7 Months Ended
	Aug. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Textual)
Deferred underwriting commissions	$ 16.9	$ 16.9	$ 16.9
Price per unit		$ 0.35	$ 0.35